Transactions with Related Parties - TMS Bulkers Ltd - TMS Tankers Ltd (Details)	6 Months Ended	16 Months Ended		30 Months Ended		16 Months Ended		30 Months Ended
	Jun. 30, 2014	Dec. 31, 2011 TMS Bulkers USD ($)	Dec. 31, 2011 TMS Bulkers EUR (€)	Jun. 30, 2014 TMS Bulkers USD ($)	Jun. 30, 2014 TMS Bulkers EUR (€)	Dec. 31, 2011 TMS Tankers USD ($)	Dec. 31, 2011 TMS Tankers EUR (€)	Jun. 30, 2014 TMS Tankers USD ($)	Jun. 30, 2014 TMS Tankers EUR (€)
Management fixed fee per vessel per day		$ 2,047	€ 1,500	$ 2,108	€ 1,545	$ 2,320	€ 1,700	$ 2,389	€ 1,751
Annual management fee adjustment maximum		5.00%	5.00%			5.00%	5.00%
Annual management fee adjustment minimum		3.00%	3.00%			3.00%	3.00%
Annual management fee adjustment applied				3.00%	3.00%			3.00%	3.00%
Construction supervisory fee				10.00%	10.00%			10.00%	10.00%
Commissions on charter hire agreements								1.25%	1.25%
Commission on purchase or sale price of vessels and rigs								1.00%	1.00%
Extra Superintendents Fee				$ 682	€ 500
Management fee extra period	3 months
Termination payment minimum period of fees	36 months
Termination payment maximum period of fees	48 months